Equipment Loan Receivable (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Dec. 20, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 28, 2014
SQN Echo LLC [Member]
Interest rate			10.00%
SQN Echo LLC [Member] | Unrelated Third Party [Member]
Lease payment	$ 17,800,000
Maturity date	Oct. 31, 2017
Interest rate	10.00%
Interest income		136,909	537,072	19,682
Book value of lease at time of sale			4,470,220
Recognized gain on sale of lease				57,433
Loans receivable	1,090,240
SQN Echo LLC [Member] | Unrelated Third Party [Member] | 2nd Portfolios Operating Leases [Member]
Lease payment	6,600,000
Interest rate	10.00%
SQN Echo II [Member]
Interest rate			10.00%
SQN Echo II [Member] | Unrelated Third Party [Member]
Lease payment					21,863,000
Maturity date					Oct. 31, 2017
Interest rate					10.00%
Interest income		298,317	627,555
SQN Echo II [Member] | Unrelated Third Party [Member] | 2nd Portfolios Operating Leases [Member]
Lease payment					12,400,000
Interest income			893,741
SQN Echo II [Member] | Unrelated Third Party [Member]
Cash proceeds from loan			626,505
Outstanding debt elimination			$ 2,810,908